Reinsurance - Narrative (Q1) (Details) - USD ($)		3 Months Ended		12 Months Ended
	Nov. 01, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Dec. 31, 2019
Effects Of Reinsurance [Line Items]
Ceded premium written		$ 17,872,000	$ 14,943,000	$ 46,787,000	$ 30,666,000	$ 18,395,000
Ceded premiums earned		12,342,000	8,809,000	38,690,000	24,248,000	17,511,000
Reinsurance recoverables on paid losses		9,023,000		6,653,000	1,347,000
Stated net reserves retained		84,261,000	100,333,000	82,888,000	98,741,000	87,052,000		$ 84,667,000
Losses and loss adjustment expenses, net		13,713,000	18,018,000	81,440,000	69,861,000	56,228,000
Prior period		1,213,000	5,521,000	24,284,000	19,432,000	15,594,000
Reinsurance recoverables on unpaid losses		61,101,000	40,605,000	82,651,000	40,344,000	24,218,000		$ 22,579,000
Accident Year 2019
Effects Of Reinsurance [Line Items]
Prior period			$ 1,300,000	9,600,000
Loss Portfolio Transfer ("LPT") Reinsurance Agreement
Effects Of Reinsurance [Line Items]
Reinsurance recoverables on paid losses		3,000,000		3,800,000
Reinsurance recoverables on unpaid losses		22,000,000		25,900,000
Loss Portfolio Transfer ("LPT") Reinsurance Agreement | Minimum
Effects Of Reinsurance [Line Items]
Reinsurance recoverables on paid losses	$ 46,300,000
Fleming Reinsurance Ltd | Loss Portfolio Transfer ("LPT") Reinsurance Agreement
Effects Of Reinsurance [Line Items]
Stated net reserves retained							$ 40,800,000
Losses and loss adjustment expenses, net	5,500,000
Amount reinsured	40,800,000
One-time risk fee retained							5,400,000
Fleming Reinsurance Ltd | Loss Portfolio Transfer ("LPT") Reinsurance Agreement | Maximum
Effects Of Reinsurance [Line Items]
Reinsurance recoverables on paid losses	66,300,000
Fleming Reinsurance Ltd | Loss Portfolio Transfer ("LPT") Reinsurance Agreement | Minimum
Effects Of Reinsurance [Line Items]
Reinsurance recoverables on paid losses	46,300,000
Fleming Reinsurance Ltd | Loss Portfolio Transfer ("LPT") Reinsurance Agreement | Accident Year 2019
Effects Of Reinsurance [Line Items]
Reinsurance recoverables on paid losses							66,300,000
Stated net reserves retained							$ 40,800,000
Prior period	$ 20,000,000
100% Cede of Commercial Liability Risks In Excess of $400,000
Effects Of Reinsurance [Line Items]
Amount retained (excess of)		400,000		340,000	400,000	400,000
Corridor | Agreement Between Cic And Wpic And Fleming Re
Effects Of Reinsurance [Line Items]
Losses and loss adjustment expenses, net		5,500,000		5,500,000
Layer | Agreement Between Cic And Wpic And Fleming Re | Maximum
Effects Of Reinsurance [Line Items]
Losses and loss adjustment expenses, net		20,000,000		20,000,000
Layer | Agreement Between Cic And Wpic And Fleming Re | Minimum
Effects Of Reinsurance [Line Items]
Losses and loss adjustment expenses, net		2,400,000		644,000
Ceded Commercial Property Risks In Excess of $200,000
Effects Of Reinsurance [Line Items]
Amount retained (excess of)		400,000		300,000
Ceded Homeowners Specific Risks In Excess of $300,000
Effects Of Reinsurance [Line Items]
Amount retained (excess of)		$ 300,000		300,000	300,000	300,000
Ceded Commercial Property Risks In Excess of $400,000
Effects Of Reinsurance [Line Items]
Amount retained (excess of)				300,000	200,000
Hurricane
Effects Of Reinsurance [Line Items]
Ceded premium written				1,600,000	86,000	195,000
Ceded premiums earned				$ 1,600,000	$ 86,000	$ 195,000